NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 16, 2021	Jun. 07, 2021	Dec. 07, 2020
Disclosure of subsidiaries [line items]
Revenues	$ 11,537	$ 8,885	$ 6,597
Net income (loss) attributable to partnership	1,093	394	233
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues	11,233	8,631	6,279
Attributable to non-controlling interest, net income (loss)	1,626	511	412
Attributable to non-controlling interest, other comprehensive income (loss)	24	(130)	241
Net income (loss) attributable to partnership	966	237	(6)
Attributable to unitholders, other comprehensive income (loss)	257	364	364
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues	569	488	478
Attributable to non-controlling interest, net income (loss)	34	11	24
Attributable to non-controlling interest, other comprehensive income (loss)	6	42	71
Net income (loss) attributable to partnership	138	46	103
Attributable to unitholders, other comprehensive income (loss)	26	167	278
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues		6	179
Attributable to non-controlling interest, net income (loss)		2	10
Attributable to non-controlling interest, other comprehensive income (loss)		156	(9)
Net income (loss) attributable to partnership		0	2
Attributable to unitholders, other comprehensive income (loss)		(6)	(2)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	1,074	942	1,141
Attributable to non-controlling interest, net income (loss)	361	309	349
Attributable to non-controlling interest, other comprehensive income (loss)	(87)	(399)	(83)
Net income (loss) attributable to partnership	150	116	132
Attributable to unitholders, other comprehensive income (loss)	(31)	(152)	(33)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Revenues	862	793	874
Attributable to non-controlling interest, net income (loss)	34	39	51
Attributable to non-controlling interest, other comprehensive income (loss)	(101)	34	(4)
Net income (loss) attributable to partnership	8	7	7
Attributable to unitholders, other comprehensive income (loss)	(24)	13	0
Brazil electricity transmission operation
Disclosure of subsidiaries [line items]
Revenues	90	40	2
Attributable to non-controlling interest, net income (loss)	22	9	15
Attributable to non-controlling interest, other comprehensive income (loss)	(6)	(25)	(2)
Net income (loss) attributable to partnership	10	4	7
Attributable to unitholders, other comprehensive income (loss)	(2)	(11)	(1)
Canadian District Energy Operation
Disclosure of subsidiaries [line items]
Revenues	72	127	121
Attributable to non-controlling interest, net income (loss)	9	5	6
Attributable to non-controlling interest, other comprehensive income (loss)	35	115	85
Net income (loss) attributable to partnership	3	2	2
Attributable to unitholders, other comprehensive income (loss)	8	39	29
Disposal of ownership interest, percentage					25.00%
U.S. district energy operation
Disclosure of subsidiaries [line items]
Revenues	74	137	158
Attributable to non-controlling interest, net income (loss)	2	(14)	(14)
Attributable to non-controlling interest, other comprehensive income (loss)	0	58	49
Net income (loss) attributable to partnership	0	(9)	(9)
Attributable to unitholders, other comprehensive income (loss)	0	38	32
Disposal of ownership interest, percentage					40.00%
Australian Export Terminal
Disclosure of subsidiaries [line items]
Revenues		297	308
Attributable to non-controlling interest, net income (loss)		163	15
Attributable to non-controlling interest, other comprehensive income (loss)		35	(3)
Net income (loss) attributable to partnership		54	43
Attributable to unitholders, other comprehensive income (loss)		16	(8)
Disposal of ownership interest, percentage						22.00%
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Revenues	1,444	1,274	956
Attributable to non-controlling interest, net income (loss)	75	70	3
Attributable to non-controlling interest, other comprehensive income (loss)	43	(32)	63
Net income (loss) attributable to partnership	32	29	2
Attributable to unitholders, other comprehensive income (loss)	18	(14)	26
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Revenues	342	268	266
Attributable to non-controlling interest, net income (loss)	35	(61)	(39)
Attributable to non-controlling interest, other comprehensive income (loss)	(17)	(23)	(33)
Net income (loss) attributable to partnership	13	(19)	(12)
Attributable to unitholders, other comprehensive income (loss)	(5)	(7)	(10)
UK Residential Infrastructure Business
Disclosure of subsidiaries [line items]
Revenues	2
Attributable to non-controlling interest, net income (loss)	0
Attributable to non-controlling interest, other comprehensive income (loss)	0
Net income (loss) attributable to partnership	0
Attributable to unitholders, other comprehensive income (loss)	0
European Residential Infrastructure Operation
Disclosure of subsidiaries [line items]
Revenues	89
Attributable to non-controlling interest, net income (loss)	(6)
Attributable to non-controlling interest, other comprehensive income (loss)	(8)
Net income (loss) attributable to partnership	(1)
Attributable to unitholders, other comprehensive income (loss)	(1)
North American rail operation
Disclosure of subsidiaries [line items]
Revenues	2,157	1,974	0
Attributable to non-controlling interest, net income (loss)	208	86	0
Attributable to non-controlling interest, other comprehensive income (loss)	131	(153)	(10)
Net income (loss) attributable to partnership	24	11	0
Attributable to unitholders, other comprehensive income (loss)	13	(16)	(1)
U.K. ports operation
Disclosure of subsidiaries [line items]
Revenues	274	235	197
Attributable to non-controlling interest, net income (loss)	17	22	4
Attributable to non-controlling interest, other comprehensive income (loss)	6	16	19
Net income (loss) attributable to partnership	24	31	7
Attributable to unitholders, other comprehensive income (loss)	9	22	27
Australian port operation
Disclosure of subsidiaries [line items]
Revenues	412	381	462
Attributable to non-controlling interest, net income (loss)	(16)	(29)	(24)
Attributable to non-controlling interest, other comprehensive income (loss)	(18)	40	(1)
Net income (loss) attributable to partnership	(6)	(10)	(7)
Attributable to unitholders, other comprehensive income (loss)	(6)	14	0
Chilean toll roads
Disclosure of subsidiaries [line items]
Revenues	138	116	162
Attributable to non-controlling interest, net income (loss)	(40)	(21)	0
Attributable to non-controlling interest, other comprehensive income (loss)	53	(21)	27
Net income (loss) attributable to partnership	(8)	(6)	2
Attributable to unitholders, other comprehensive income (loss)	13	2	16
Disposal of ownership interest, percentage				17.00%
Peruvian toll roads
Disclosure of subsidiaries [line items]
Revenues	96	81	107
Attributable to non-controlling interest, net income (loss)	6	7	5
Attributable to non-controlling interest, other comprehensive income (loss)	(57)	(54)	10
Net income (loss) attributable to partnership	1	1	1
Attributable to unitholders, other comprehensive income (loss)	(11)	(11)	2
Indian Toll Roads
Disclosure of subsidiaries [line items]
Revenues	117	111	130
Attributable to non-controlling interest, net income (loss)	(25)	(24)	(19)
Attributable to non-controlling interest, other comprehensive income (loss)	(6)	(4)	(6)
Net income (loss) attributable to partnership	(9)	(8)	(9)
Attributable to unitholders, other comprehensive income (loss)	(3)	(2)	(3)
North American gas storage operation
Disclosure of subsidiaries [line items]
Revenues	371	143	143
Attributable to non-controlling interest, net income (loss)	95	(10)	12
Attributable to non-controlling interest, other comprehensive income (loss)	36	10	52
Net income (loss) attributable to partnership	65	(7)	9
Attributable to unitholders, other comprehensive income (loss)	22	6	32
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Revenues	906
Attributable to non-controlling interest, net income (loss)	59
Attributable to non-controlling interest, other comprehensive income (loss)	38
Net income (loss) attributable to partnership	65
Attributable to unitholders, other comprehensive income (loss)	30
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Revenues	551	501	256
Attributable to non-controlling interest, net income (loss)	62	29	35
Attributable to non-controlling interest, other comprehensive income (loss)	52	(1)	31
Net income (loss) attributable to partnership	25	12	14
Attributable to unitholders, other comprehensive income (loss)	21	(1)	12
U.S. data center operation
Disclosure of subsidiaries [line items]
Revenues	249	273	294
Attributable to non-controlling interest, net income (loss)	(33)	(32)	(22)
Attributable to non-controlling interest, other comprehensive income (loss)	13	(10)	(10)
Net income (loss) attributable to partnership	(13)	(13)	(7)
Attributable to unitholders, other comprehensive income (loss)	5	(4)	(4)
Australian data center operation
Disclosure of subsidiaries [line items]
Revenues	23	24	20
Attributable to non-controlling interest, net income (loss)	3	4	6
Attributable to non-controlling interest, other comprehensive income (loss)	(8)	12	(3)
Net income (loss) attributable to partnership	1	1	2
Attributable to unitholders, other comprehensive income (loss)	(3)	5	(1)
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Revenues	59	51	0
Attributable to non-controlling interest, net income (loss)	(19)	(3)	0
Attributable to non-controlling interest, other comprehensive income (loss)	(1)	5	(2)
Net income (loss) attributable to partnership	(6)	(1)	0
Attributable to unitholders, other comprehensive income (loss)	0	2	(1)
Indian Telecom Towers Operation
Disclosure of subsidiaries [line items]
Revenues	1,257	360
Attributable to non-controlling interest, net income (loss)	1	5
Attributable to non-controlling interest, other comprehensive income (loss)	(80)	69
Net income (loss) attributable to partnership	0	3
Attributable to unitholders, other comprehensive income (loss)	(16)	14
Holding LP and other
Disclosure of subsidiaries [line items]
Revenues	5	9	25
Attributable to non-controlling interest, net income (loss)	742	(56)	(5)
Attributable to non-controlling interest, other comprehensive income (loss)	0	0	0
Net income (loss) attributable to partnership	450	(7)	(295)
Attributable to unitholders, other comprehensive income (loss)	$ 194	$ 250	$ (26)
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Disposal of ownership interest, percentage	17.00%